27 COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Commitments [Abstract]
Schedule of take-or-pay contracts

As of December 31,2019 and 2018, the Company was a party to take-or-pay contracts as shown in the following table:

	Payments in the period
Type of service	2018	2019	2020	2021	2022	After 2022	Total

Transportation of iron ore, coal, coke, steel products, cement and mining products.	406,920	1,555,398	1,184,627	1,106,047	1,136,469	4,441,842	7,868,985

Supply of power, natural gas, oxygen, nitrogen, argon, iron ore pellets, coal and clinquer.	658,166	966,405	391,750	33,317	24,940	200,121	650,128

Processing of furnace sludge and slag resulting from the production process of pig iron and steel	9,467	56,024	21,164	11,571	11,571	3,599	47,905

Manufacturing, repair, recovery and production of ingot casting machine units.	21,533	5,930	1,896				1,896

	1,096,086	2,583,757	1,599,437	1,150,935	1,172,980	4,645,562	8,568,914